Summary of Long-Term Debt (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	27
2014	160
2015	13
2016	14
2017	12
Thereafter	164
Total minimum lease payments	390
Less: Imputed interest	(116)
Present value of minimum lease payments	274
Less: Current portion	(8)
Long-term portion of capital lease obligations	266